Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 12,334,280	₩ 10,718,354	₩ 10,144,882
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	41,621,103	38,336,722
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(29,247,905)	(27,586,791)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(38,918)	(31,577)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	981,389	938,344	862,861
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	981,389	938,344
Land [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	0
Land [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	0
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	867,408	863,294	882,650
Buildings and structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,715,619	1,670,486
Buildings and structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(847,761)	(807,192)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(450)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	347,069	356,039	378,575
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	910,049	883,032
Structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(561,379)	(525,537)
Structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,601)	(1,456)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7,941,211	7,146,724	7,079,798
Machinery [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	34,173,584	32,096,543
Machinery [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(26,198,631)	(24,922,091)
Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(33,742)	(27,728)
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	732,299	848,596	531,057
Other property and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,084,463	2,182,960
Other property and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,349,039)	(1,331,971)
Other property and equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(3,125)	(2,393)
Rights-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	709,396
Rights-of-use assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,000,491
Rights-of-use assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(291,095)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	755,508	565,357	₩ 409,941
Construction in progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	755,508	₩ 565,357
Construction in progress [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	0
Construction in progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 0